American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2023

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.9%
Disciplined Growth Fund G Class	1,122,813	22,321,531
Focused Dynamic Growth Fund G Class(2)	917,117	38,610,622
Focused Large Cap Value Fund G Class	15,242,373	151,966,460
Growth Fund G Class	2,136,147	91,213,464
Heritage Fund G Class(2)	3,374,521	76,534,147
Mid Cap Value Fund G Class	5,660,864	88,762,355
Small Cap Growth Fund G Class	1,007,133	19,256,384
Small Cap Value Fund G Class	2,047,637	18,735,880
Sustainable Equity Fund G Class	4,252,191	178,209,328
		685,610,171
Domestic Fixed Income Funds — 23.2%
Diversified Bond Fund G Class	24,770,500	234,328,932
High Income Fund G Class	7,024,307	58,231,505
Inflation-Adjusted Bond Fund G Class	4,234,158	46,194,667
		338,755,104
International Equity Funds — 21.2%
Emerging Markets Fund G Class	7,168,035	71,895,395
Global Real Estate Fund G Class	2,544,707	29,645,835
International Growth Fund G Class(2)	6,989,985	85,138,019
International Small-Mid Cap Fund G Class	3,347,504	32,403,841
International Value Fund G Class	6,650,662	53,138,788
Non-U.S. Intrinsic Value Fund G Class	3,914,900	38,718,364
		310,940,242
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund G Class	3,906,319	34,531,856
Global Bond Fund G Class	10,759,930	93,396,191
		127,928,047
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,325,540,572)		1,463,233,564
OTHER ASSETS AND LIABILITIES†		950
TOTAL NET ASSETS — 100.0%		$1,463,234,514

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$20,103	$2,886	$1,308	$641	$22,322	1,123	$(268)	$191
Focused Dynamic Growth Fund(3)	44,235	2,602	8,089	(137)	38,611	917	(1,327)	—
Focused Large Cap Value Fund	162,276	12,549	22,132	(727)	151,966	15,242	675	10,307
Growth Fund	99,063	8,318	17,193	1,026	91,214	2,136	(1,401)	2,437
Heritage Fund(3)	85,085	2,952	15,408	3,905	76,534	3,375	(1,987)	—
Mid Cap Value Fund	102,583	9,384	17,654	(5,551)	88,762	5,661	1,491	6,973
Small Cap Growth Fund	20,724	145	2,648	1,035	19,256	1,007	(624)	144
Small Cap Value Fund	22,061	1,788	2,732	(2,381)	18,736	2,048	591	746
Sustainable Equity Fund	125,641	67,295	17,247	2,520	178,209	4,252	1,243	2,445
Diversified Bond Fund	218,751	47,825	27,752	(4,495)	234,329	24,771	(4,659)	6,355
High Income Fund	56,695	5,030	2,874	(619)	58,232	7,024	(435)	2,892
Inflation-Adjusted Bond Fund	45,554	4,832	341	(3,850)	46,195	4,234	(28)	2,228
Emerging Markets Fund	74,473	7,139	10,768	1,051	71,895	7,168	(3,808)	2,170
Global Real Estate Fund	31,508	2,691	2,174	(2,379)	29,646	2,545	(432)	262
International Growth Fund(3)	89,158	1,956	17,258	11,282	85,138	6,990	(3,282)	—
International Small-Mid Cap Fund	32,835	992	2,692	1,269	32,404	3,348	(938)	218
International Value Fund	51,562	4,457	9,139	6,259	53,139	6,651	(721)	1,753
Non-U.S. Intrinsic Value Fund	41,173	2,378	10,802	5,969	38,718	3,915	(774)	2,212
Emerging Markets Debt Fund	32,770	1,330	143	575	34,532	3,906	(20)	1,266
Global Bond Fund	88,424	14,494	3,665	(5,857)	93,396	10,760	(654)	5,255
Equity Growth Fund	66,695	4,994	68,253	(3,436)	—	—	(3,991)	4,991
	$1,511,369	$206,037	$260,272	$6,100	$1,463,234	117,073	$(21,349)	$52,845
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.